PROFESSIONALLY MANAGED PORTFOLIOS


August 6, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

                 Re:      Professionally Managed Portfolios
               Post-Effective Amendment No. 36 to Registration
               Statement on Form N-1A filed pursuant to Rule
               485(b) under the Securities Act of 1933

                  File No. 33-12213; 811-5037

          CIK No. 0000811030

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Professionall Managed Portfolios (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on June 30, 1997.

Very truly yours,

Robin Berger, Secretary
PROFESSIONALLY MANAGED PORTFOLIOS